Provision for post-employment benefits - Weighted Average Assumptions Used For Actuarial Valuations (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	2.80%	2.40%	2.50%
Rate of increase in salaries				3.50%
Rate of increase in pensions in payment	4.40%	4.30%	4.10%	4.10%
Inflation	2.60%	2.80%	2.70%	2.80%
North America [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	4.10%	3.50%	3.80%
Rate of increase in salaries	3.00%	3.00%	3.10%	3.10%
Inflation			4.00%	4.00%
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	2.00%	1.90%	1.70%
Rate of increase in salaries	2.20%	2.30%	1.90%	2.00%
Rate of increase in pensions in payment	1.80%	1.20%	1.20%	1.30%
Inflation	1.70%	1.70%	1.70%	1.70%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.60%	5.00%	4.20%	4.20%
Rate of increase in salaries	6.10%	5.80%	5.50%	5.90%
Inflation	3.70%	3.60%	4.00%	4.00%